Derivative Financial Instruments and Hedging (Tables)	6 Months Ended
Sep. 30, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Effect of Derivative Instruments on Consolidated Statements of Income, Pre-tax
The effect of derivative instruments on the consolidated statements of income, pre-tax,
for the six months ended September 30, 2020 is as follows.
(1) Cash flow hedges

	Millions of yen
	Gains (losses) recognized in other comprehensive income on derivative	Gains (losses) reclassified from other comprehensive income (loss) into income
		Interest expense	Other (income) and expense
Interest rate swap agreements	¥(642)	¥546	¥0
Foreign exchange contracts	(79)	255	(106)
Foreign currency swap agreements	(2,178)	283	1,081
(2) Fair value hedges

	Millions of yen
	Gains (losses) recognized in income on derivative and other		Gains (losses) recognized in income on hedged item
	Life insurance premiums and related investment income	Other (income) and expense	Life insurance premiums and related investment income	Other (income) and expense
Interest rate swap agreements	¥1,108	¥0	¥(910)	¥0
Foreign exchange contracts	3,492	220	(4,068)	(208)
(3) Hedges of net investment in foreign operations
	Millions of yen
	Gains (losses) recognized in other comprehensive income on derivative and others	Gains (losses) reclassified from other comprehensive income (loss) into income
		Gains on sales of subsidiaries and affiliates and liquidation losses, net	Interest expense	Other (income) and expense
Foreign exchange contracts	¥(8,009)	¥(154)	¥2,036	¥21
Borrowings and bonds in foreign currencies	12,815	0	0	0
(4) Derivatives not designated as hedging instruments

	Millions of yen
	Gains (losses) recognized in income on derivative
	Life insurance premiums and related investment income*	Interest expense	Other (income) and expense
Interest rate swap agreements	¥0	¥3	¥4
Futures	(5,460)	0	3,799
Foreign exchange contracts	96	1,512	1,392
Options held/written and other	(589)	0	(318)

*
Futures, foreign exchange contracts and options held/written and other in the above table include gains (losses) arising from futures, foreign exchange contracts and options held to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts for the six months ended September 30, 2020 (see Note 17 “Life Insurance Operations”).

The effect of derivative instruments on the consolidated statements of income, pre-tax,
for the six months ended September 30, 2021 is as follows.
(1) Cash flow hedges

	Millions of yen
	Gains (losses) recognized in other comprehensive income on derivative	Gains (losses) reclassified from other comprehensive income (loss) into income
		Interest expense	Other (income) and expense
Interest rate swap agreements	¥1,150	¥542	¥0
Foreign exchange contracts	(171)	(54)	178
Foreign currency swap agreements	(567)	290	1,459
(2) Fair value hedges

	Millions of yen
	Gains (losses) recognized in income on derivative and other		Gains (losses) recognized in income on hedged item
	Life insurance premiums and related investment income	Other (income) and expense	Life insurance premiums and related investment income	Other (income) and expense
Interest rate swap agreements	¥(921)	¥0	¥1,031	¥0
Foreign exchange contracts	(4,627)	98	4,667	(75)
(3) Hedges of net investment in foreign operations

	Millions of yen
	Gains (losses) recognized in other comprehensive income on derivative and others	Gains (losses) reclassified from other comprehensive income (loss) into income
		Gains on sales of subsidiaries and affiliates and liquidation losses, net	Interest expense	Other (income) and expense
Foreign exchange contracts	¥(544)	¥(104)	¥789	¥5
Borrowings and bonds in foreign currencies	(6,399)	0	0	0
(4) Derivatives not designated as hedging instruments

	Millions of yen
	Gains (losses) recognized in income on derivative
	Life insurance premiums and related investment income*	Interest expense	Other (income) and expense
Interest rate swap agreements	¥0	¥3	¥(21)
Futures	(1,123)	0	733
Foreign exchange contracts	3,746	718	2,415
Credit derivatives held	0	0	(1)
Options held/written and other	0	0	759

*
Futures and foreign exchange contracts in the above table include gains (losses) arising from futures and for
e
ign exchange contracts held to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts for the six months ended September 30, 2021 (see Note 17 “Life Insurance Operations”).

The effect of derivative instruments on the consolidated statements of income, pre-tax,
for the three months ended September 30, 2020 is as follows.
(1) Cash flow hedges

	Millions of yen
	Gains (losses) recognized in other comprehensive income on derivative	Gains (losses) reclassified from other comprehensive income (loss) into income
		Interest expense	Other (income) and expense
Interest rate swap agreements	¥702	¥287	¥0
Foreign exchange contracts	(39)	201	(131)
Foreign currency swap agreements	(752)	177	185
(2) Fair value hedges

	Millions of yen
	Gains (losses) recognized in income on derivative and other		Gains (losses) recognized in income on hedged item
	Life insurance premiums and related investment income	Other (income) and expense	Life insurance premiums and related investment income	Other (income) and expense
Interest rate swap agreements	¥1,776	¥0	¥(1,792)	¥0
Foreign exchange contracts	1,816	129	(2,392)	(126)

(3) Hedges of net investment in foreign operations

	Millions of yen
	Gains (losses) recognized in other comprehensive income on derivative and others	Gains (losses) reclassified from other comprehensive income (loss) into income
		Interest expense
Foreign exchange contracts	¥(4,384)	¥755
Borrowings and bonds in foreign currencies	7,556	0
(4) Derivatives not designated as hedging instruments

	Millions of yen
	Gains (losses) recognized in income on derivative
	Life insurance premiums and related investment income*	Interest expense	Other (income) and expense
Interest rate swap agreements	¥0	¥1	¥(1)
Futures	(1,499)	0	1,101
Foreign exchange contracts	61	527	(1,857)
Options held/written and other	(61)	0	1,535

*
Futures, foreign exchange contracts and options held/written and other in the above table include gains (losses) arising from futures, foreign exchange contracts and options held to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts for the three months ended September 30, 2020 (see Note 17 “Life Insurance Operations”).

The effect of derivative instruments on the consolidated statements of income, pre-tax,
for the three months ended September 30, 2021 is as follows.
(1) Cash flow hedges

	Millions of yen
	Gains (losses) recognized in other comprehensive income on derivative	Gains (losses) reclassified from other comprehensive income (loss) into income
		Interest expense	Other (income) and expense
Interest rate swap agreements	¥1,007	¥266	¥0
Foreign exchange contracts	(110)	(12)	87
Foreign currency swap agreements	(780)	94	1,171
(2) Fair value hedges

	Millions of yen
	Gains (losses) recognized in income on derivative and other		Gains (losses) recognized in income on hedged item
	Life insurance premiums and related investment income	Other (income) and expense	Life insurance premiums and related investment income	Other (income) and expense
Interest rate swap agreements	¥299	¥0	¥(321)	¥0
Foreign exchange contracts	(4,146)	(27)	4,187	42
(3) Hedges of net investment in foreign operations

	Millions of yen
	Gains (losses) recognized in other comprehensive income on derivative and others	Gains (losses) reclassified from other comprehensive income (loss) into income
		Gains on sales of subsidiaries and affiliates and liquidation losses, net	Interest expense
Foreign exchange contracts	¥2,755	¥(86)	¥318
Borrowings and bonds in foreign currencies	(6,552)	0	0
(4) Derivatives not designated as hedging instruments

	Millions of yen
	Gains (losses) recognized in income on derivative
	Life insurance premiums and related investment income*	Interest expense	Other (income) and expense
Interest rate swap agreements	¥0	¥2	¥(12)
Futures	(863)	0	(422)
Foreign exchange contracts	2,938	203	(2,831)
Options held/written and other	0	0	246

*
Futures and foreign exchange contracts in the above table include gains (losses) arising from futures and foreign exchange contracts held to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts for the three months ended September 30, 2021 (see Note 17 “Life Insurance Operations”).

The effect of the components excluded from the assessment of hedge effectiveness on the consolidated statements of income, pre-tax,
for the six months ended September 30, 2020 is as follows.
Fair value hedges

	Millions of yen
	Gains (losses) recognized in income
	Life insurance premiums and related investment income	Interest expense	Other (income) and expense
Foreign exchange contracts	¥(922)	¥5	¥0
Options held/written and other	0	0	16
The effect of the components excluded from the assessment of hedge effectiveness on the consolidated statements of income, pre-tax,
for the three months ended September 30, 2020 is as follows.
Fair value hedges

	Millions of yen
	Gains (losses) recognized in income
	Life insurance premiums and related investment income	Interest expense	Other (income) and expense
Foreign exchange contracts	¥(185)	¥3	¥0
Options held/written and other	¥0	¥0	¥8
The carrying amount of hedged ass
e
ts and liabilities recognized in balance sheets in fair value hedges and the cumulative amount of fair value hedging adjustments included in the carrying amount at March 31, 2021 is as follows.

Assets as hedged items in fair value hedges			Liabilities as hedged items in fair value hedges
	Millions of yen			Millions of yen
Consolidated balance sheets location	Carrying amount	The cumulative amount of fair value hedging adjustments included in the carrying amount	Consolidated balance sheets location	Carrying amount	The cumulative amount of fair value hedging adjustments included in the carrying amount
Investment in Securities	¥314,248	¥12,764	—	¥0	¥0
Installment Loans	17,942	43	—	0	0
The effect of the components excluded from the assessment of hedge effectiveness on the consolidated statements of income, pre-tax,
for the six months ended September 30, 2021 is as follows.
Fair value hedges

	Millions of yen
	Gains (losses) recognized in income
	Life insurance premiums and related investment income	Interest expense	Other (income) and expense
Foreign exchange contracts	¥(697)	¥2	¥0
Options held/written and other	0	0	14
The effect of the components excluded from the assessment of hedge effectiveness on the consolidated statements of income, pre-tax,
for the three months ended September 30, 2021 is as follows.
Fair value hedges

	Millions of yen
	Gains (losses) recognized in income
	Life insurance premiums and related investment income	Interest expense	Other (income) and expense
Foreign exchange contracts	¥(282)	¥1	¥0
Options held/written and other	0	0	7
The carrying amount of hedged assets and liabilities recognized in balance sheets in fair value hedges and the cumulative amount of fair value hedging adjustments included in the carrying amount at September 30, 2021 is as follows.

Assets as hedged items in fair value hedges			Liabilities as hedged items in fair value hedges
	Millions of yen			Millions of yen
Consolidated balance sheets location	Carrying amount	The cumulative amount of fair value hedging adjustments included in the carrying amount	Consolidated balance sheets location	Carrying amount	The cumulative amount of fair value hedging adjustments included in the carrying amount
Investment in Securities	¥370,882	¥6,491	—	¥0	¥0
Installment Loans	17,688	21	—	0	0

Notional Amounts of Derivative Instruments and Other, Fair Values of Derivative Instruments and Other before Offsetting
Notional amounts of derivative instruments and other, fair values of derivative instruments and other before offsetting at March 31, 2021 and September 30, 2021 are as follows.
March 31, 2021

		Derivative assets		Derivative liabilities
	Notional amount	Fair value	Consolidated balance sheets location	Fair value	Consolidated balance sheets location
	Millions of yen	Millions of yen		Millions of yen
Derivatives designated as hedging instruments and other:

Interest rate swap agreements	¥531,971	¥1,867	Other Assets	¥23,751	Other Liabilities

Options held/written and other	840	26	Other Assets	0	—

Futures, foreign exchange contracts	657,411	437	Other Assets	18,941	Other Liabilities

Foreign currency swap agreements	76,023	146	Other Assets	4,459	Other Liabilities

Foreign currency long-term debt	582,174	0	—	0	—

Derivatives not designated as hedging instruments:

Interest rate swap agreements	¥6,409	¥0	—	¥67	Other Liabilities

Options held/written and other	746,058	19,478	Other Assets	17,009	Other Liabilities

Futures, foreign exchange contracts *	320,908	742	Other Assets	6,798	Other Liabilities

Credit derivatives held	171	0	—	9	Other Liabilities

*
The notional amounts of futures and foreign exchange contracts in the above table include futures contracts of ¥19,127 million and foreign exchange contracts of ¥7,245 million to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts at March 31, 2021, respectively. Derivative assets in the above table include fair value of the futures and foreign exchange contracts before offsetting of ¥41 million and ¥24 million and derivative liabilities include fair value of the futures and foreign exchange contracts before offsetting of ¥438 million and ¥302 million at March 31, 2021, respectively.

September 30, 2021

		Derivative assets		Derivative liabilities
	Notional amount	Fair value	Consolidated balance sheets location	Fair value	Consolidated balance sheets location
	Millions of yen	Millions of yen		Millions of yen
Derivatives designated as hedging instruments and other:

Interest rate swap agreements	¥500,146	¥1,706	Other Assets	¥19,564	Other Liabilities

Options held/written and other	849	21	Other Assets	0	—

Futures, foreign exchange contracts	823,934	830	Other Assets	10,898	Other Liabilities

Foreign currency swap agreements	75,379	1,060	Other Assets	1,507	Other Liabilities

Foreign currency long-term debt	578,200	0	—	0	—

Derivatives not designated as hedging instruments:

Interest rate swap agreements	¥3,479	¥0	—	¥30	Other Liabilities

Options held/written and other	787,724	18,678	Other Assets	16,996	Other Liabilities

Futures, foreign exchange contracts *	556,597	4,398	Other Assets	2,275	Other Liabilities

*
The notional amounts of futures and foreign exchange contracts in the above table include futures contracts of ¥17,163 million and foreign exchange contracts of ¥6,523 million to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts at September 30, 2021, respectively. Derivative assets in the above table include fair value of the futures and foreign exchange contracts before offsetting of ¥173 million and ¥28 million and derivative liabilities include fair value of futures and foreign exchange contracts before offsetting of ¥4 million and ¥78 million at September 30, 2021, respectively.